SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Feb. 08, 2021	Dec. 31, 2020
Cash equivalents held in trust account	$ 276,008,112
Federal Depository Insurance Coverage	250,000
Transaction costs	15,710,090
Underwriting fees	5,520,000
Deferred underwriting fee payable	9,660,000
Other offering costs	530,090
Transaction cost reclassified to non-operating expense	$ 780,268
Unrecognized tax benefits			$ 0
Unrecognized tax benefits accrued for interest and penalties			$ 0
Maximum shares subject to forfeiture		900,000
Class B Common Stock
Maximum shares subject to forfeiture			900,000